Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Aug. 12, 2022	Mar. 31, 2023	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022	Jul. 26, 2022	Aug. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Forward stock split, description	The 7:6 forward stock split was effective for trading purposes on the Nasdaq Capital Market on August 12, 2022.
Cash				$ 1,278,075		$ 1,985,440
Working capital				1,209,099		1,945,132
Operation income						4,483,474
Cash flow from operations				1,015,229		2,987,198
Net proceeds			$ 5,836,230
Exercise warrants				3,239,845		3,239,845
Credit line note				400,430	$ 117,814	982,227	$ 411,383
Total Inventory						29,335
Work in process				41,432		11,021
Raw materials				$ 140,064		$ 218,334
Inventory rate						100.00%	100.00%
Estimated useful lives				10 years		10 years
Goodwill				$ 1,719,235		$ 1,719,235			$ 5,810,640
Impairment charge						(1,051,714)	$ (982,976)
Impairment goodwill				3,302,478		3,302,478
Goodwill amounted				$ 5,021,713		$ 5,021,713	$ 5,349,039
Common stock equivalents outstanding (in Shares)				1,783,373	1,626,373	1,778,006	1,503,171
Accounts receivable						94.00%
Used cash flow from operations				$ 749,864
Total Inventory				$ 181,497		$ 229,335
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Authorized shares (in Shares)								250,000,000
Fixed assets depreciated range						3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Authorized shares (in Shares)								291,666,666
Fixed assets depreciated range						20 years
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue						34.00%	19.00%
Accounts receivable							58.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue						14.00%	17.00%
Accounts receivable							21.00%
Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Company’s revenue							13.00%
Accounts receivable							17.00%
March 2023 [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Credit line note		$ 2,000,000
Intelligence LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment charge						$ 327,326	$ 2,180,836